Shareholder' equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Schedule of changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares
The following table summarizes the changes in the share capital, share premium and number of ordinary shares and special voting shares of the Company for the years ended December 31, 2025 and 2024:

	Share capital	Share premium	Outstanding ordinary shares	Ordinary shares held in treasury	Total ordinary shares	Special voting shares
	(€ thousand)		(# of shares)
At January 1, 2024	9,154	782,587	250,310,263	52,394,463	302,704,726	154,981,350
Ordinary shares delivered under share-based payments (1)	—	—	2,193,216	(2,193,216)	—	—
At December 31, 2024	9,154	782,587	252,503,479	50,201,247	302,704,726	154,981,350
Ordinary shares delivered under share-based payments (2)	—	—	1,615,889	(1,615,889)	—	—
Sale of treasury shares (3)	—	—	14,121,062	(14,121,062)	—	—
At December 31, 2025	9,154	782,587	268,240,430	34,464,296	302,704,726	154,981,350
______________________
(1)As a result of awards vesting under the Group’s equity incentive arrangements, 2,193,216 ordinary shares, which were previously held in treasury, were delivered to participants of the share-based payment plans in 2024, as further described below. All ordinary shares delivered to the Group’s Chairman and CEO refer to the Chairman and CEO that was in office during the year ended December 31, 2025.
(a)609,756 ordinary shares to the Senior Management Team to settle a portion of a bonus in ordinary shares equal to a value of $7,500 thousand as part of long-term equity incentives provided.
(b)588,000 ordinary shares to the Group’s Chairman and CEO under the CEO 2022-2024 long-term incentive plan in relation to the 2023 performance period.
(c)360,000 ordinary shares to the Group’s Chairman and CEO under the CEO IPO PSU plan.
(d)430,000 ordinary shares to the directors of the Group, key executives with strategic responsibilities and other employees of the Group under the Management IPO PSU plan.
(e)78,460 ordinary shares to the non-executive directors of the Group for a portion of their annual base remuneration for services provided in 2022.
(f)127,000 ordinary shares to the Senior Management Team (excluding the Group’s Chairman and CEO) under the 2023 RSU Plan in connection with the achievement of the service condition for the first installment.
(2)As a result of the vesting of awards of the Group’s equity incentive arrangements, 1,615,889 ordinary shares, which were previously held in treasury, were delivered to participants of the share-based payment plans in 2025, as further described below. All ordinary shares delivered to the Group’s Chairman and CEO refer to the Chairman and CEO that was in office during the year ended December 31, 2025.
(a)1,140,546 ordinary shares to the senior management and other employees of the Group in relation to the 2022-2024 PSUs;
(b)368,943 ordinary shares to the Group’s Chairman and CEO in relation to the CEO 2022-2024 PSUs;
(c)76,400 ordinary shares to the non-executive directors of the Group for a portion of their annual base remuneration for services provided in 2023.
(d)30,000 ordinary shares to the Senior Management Team (excluding the Group’s Chairman and CEO) under the 2023 RSU Plan in connection with the achievement of the service condition for the first installment.

For additional information relating to the equity incentive arrangements of the Group, see Note 37 — Share-based payments.
(3)On July 29, 2025, the Group announced a strategic partnership with Temasek, a global investment company headquartered in Singapore. As part of the transaction, the Company sold to Temasek 14,121,062 ordinary shares, which were previously held in treasury, at a price of $8.95 per share, as a result of which the Group received cash consideration of €107,216 thousand (net of transaction costs of €1.2 million). Following completion of the transaction, Temasek held a total of 26.8 million shares of the Company, equal to 10% of the Company’s then outstanding ordinary shares, including 12.7 million ordinary shares previously acquired by Temasek on the open market.

Schedule of Other Reserves Including Other Comprehensive Income
A breakdown of other reserves is presented below.

	At December 31,
(€ thousands)	2025	2024
Share-based payments reserve	73,331	85,183
Non-controlling interests options reserve	(114,247)	(114,247)
Other	(143,391)	(132,567)
Other reserves	(184,307)	(161,631)